Management Fee, Selling Commission, Platform Fees And Profit Share (Schedule Of Selling Commissions And Platform Fees) (Details) (Millburn Multi-Markets Fund L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	$ 3,023,015	$ 3,332,891
Platform Fees	40,283	56,360
Total Selling Commissions and Platform Fees	3,063,298	3,389,251
Series A [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	3,023,015	3,332,891
Total Selling Commissions and Platform Fees	3,023,015	3,332,891
Series B [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Platform Fees	40,283	56,360
Total Selling Commissions and Platform Fees	$ 40,283	$ 56,360